Offerings - Offering: 1	Oct. 06, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	15,200,000
Proposed Maximum Offering Price per Unit	0.3710
Maximum Aggregate Offering Price	$ 5,639,200.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 778.77
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover any additional shares of common stock, par value $0.0001 per share (“Common Stock”), of Actelis Networks, Inc that may be issued in connection with a stock dividend, stock split, recapitalization or similar transactions.

Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457 under the Securities Act, based on the average of the high and low prices of the Common Stock on the Nasdaq Capital market on October 2, 2025.

Consists of (i) 10,000,000 shares of Common Stock that we may elect, in our sole discretion, to issue and sell to White Lion Capital LLC (“White Lion”), from time to time from and after the commencement date under the that certain common stock purchase agreement, dated September 27, 2025 (“ELOC Purchase Agreement”), and subject to applicable stock exchange rules, (ii) 1,200,000 shares of Common Stock issuable to White Lion as commitment shares under the ELOC Purchase Agreement (assuming a value of $0.625 per share, the closing price of our shares of Common Stock on the Nasdaq Capital Market on October 3, 2025), (iii) 871,766 shares of Common Stock issued pursuant to that certain securities purchase agreement, dated September 27, 2025 (the “PIPE Purchase Agreement”) with White Lion and (iv) 3,128,234 shares of Common Stock issuable upon exercise of Pre-Funded Warrants issued pursuant to the PIPE Purchase Agreement.